Note 7 - Capital Stock and Reserves (Tables)	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
Expiry Date	Exercise Price	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance September 30, 2024	Exercisable

March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	(20,000)	42,000	42,000
December 13, 2025	$9.50	21,000	-	-	-	21,000	21,000
March 26, 2026	$3.30	20,000	-	-	-	20,000	20,000
August 25, 2026	$5.65	17,500	-	-	-	17,500	17,500
September 6, 2026	$6.60	40,000	-	-	(7,500)	32,500	32,500
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	20,000	-	-	-	20,000	20,000
September 6, 2028	$6.60	85,000	-	-	(25,000)	60,000	60,000
February 15, 2029	$3.98	20,000	-	-	-	20,000	20,000
July 23, 2029	$3.91	-	36,000	-	-	36,000	36,000

Total		333,500	36,000	-	(52,500)	317,000	317,000

Weighted average exercise price		$7.38	$3.81	$-	$7.51	$6.96	$6.96

Weighted average remaining life (years)		2.61				2.51
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	333,500	333,500

Weighted average exercise price		$10.81	$5.87	$4.70	$9.95	$7.38	$7.38

Weighted average remaining life (years)		2.57				2.61

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	September 30, 2024	March 31, 2024

Fair value per option	$3.12	$5.42
Exercise price	$3.91	$5.49
Expected life (years)	5.00	3.50
Interest rate	3.33%	4.17%
Annualized volatility (based on historical volatility)	109%	108%
Dividend yield	0.00%	0.00%

Disclosure of detailed information about warrant transactions [text block]
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance September 30, 2024

August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000
March 13, 2026		$4.00	341,592	-	-	-	341,592
April 29, 2026		$4.00	-	247,471	-	-	247,471

Total			1,141,592	247,471	-	-	1,389,063

Weighted average exercise price			$5.58	$4.00	$-	$-	$5.30

Weighted average remaining life (years)			3.67				3.46
Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			0.67				3.67
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Cancelled / Expired	Balance September 30, 2024

August 19, 2024		$10.00	5,765	-	-	(5,765)	-
August 21, 2028	$	USD 6.25	40,000	-	-	-	40,000
March 13, 2026		$3.40	3,274	-	-	-	3,274
April 29, 2026		$3.40	-	51	-	-	51

Total			49,039	51	-	-	43,325

Weighted average exercise price			$6.50	$3.40	$-	$-	$6.03

Weighted average remaining life (years)			2.94				3.88
Expiry Date	Exercise Price		Balance March 31, 2023	Granted		Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765		-	-	-	5,765
August 21, 2028	$	USD 6.25	-		40,000	-	-	40,000
March 13, 2026		$3.40	-		3,274	-	-	3,274

Total			5,765		43,274	-	-	49,039

				$	USD 6.25
Weighted average exercise price			$10.00	$	CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)								2.94

Disclosure of derivative financial instruments [text block]
	As at September 30, 2024	As at March 31, 2024	As at August 24, 2023

Number of warrants outstanding	800,000	800,000	800,000
Warrant price at valuation date	$0.40 USD	$0.61 USD	$0.76 USD
Exchange rate	1.3514	1.35397	1.35460
Fair value of warrants outstanding (derivative liability)	$428,663	$656,946	$823,597

Unit warrants expiring on both March 13, 2026 and April 29, 2026 [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of warrants granted during period [text block]
	September 30, 2024	March 31, 2024

Fair value per warrant	$1.94	$3.77
Exercise price	$4.00	$4.00
Expected life (years)	2.00	2.00
Interest rate	4.30%	3.50%
Annualized volatility (based on historical volatility)	100%	111%
Dividend yield	0.00%	0.00%
	September 30, 2024	March 31, 2024

Fair value per agent warrants	$1.96	$7.95
Exercise price	$4.00	$8.09
Expected life (years)	2.00	4.78
Interest rate	4.30%	4.09%
Annualized volatility (based on historical volatility)	101%	113%
Dividend yield	0.00%	0.00%